UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interests	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2024	$ 315,041,257	$ 6,500	$ 327,640,676	$ (255,893)	$ (780,841)	$ 19,427,375	$ 9,285,261	$ (31,287,979)	$ (9,627,329)	$ 794,189	$ (160,702)	$ 36,339,595	$ 351,380,852
Share-based incentives	853,218		43,633			809,585							853,218
(Loss)/Profit for the period	(6,369,262)								(6,369,262)			171,209	(6,198,053)
Other comprehensive (loss)/profit	(45,560)									(45,560)		34,517	(11,043)
Balance at Sep. 30, 2024	309,479,653	6,500	327,684,309	(255,893)	(780,841)	20,236,960	9,285,261	(31,287,979)	(15,996,591)	748,629	(160,702)	36,545,321	346,024,974
Balance at Jun. 30, 2025	265,444,568	6,500	330,000,508	2,635,884	(780,841)	21,463,707	9,285,261	(32,214,878)	(65,043,383)	252,512	(160,702)	29,773,994	295,218,562
Share-based incentives	533					533							533
Contingent consideration payment	870,795		807		(2,861,242)			3,731,230					870,795
(Loss)/Profit for the period	(7,327,885)								(7,327,885)			(120,347)	(7,448,232)
Other comprehensive (loss)/profit	(322,550)									(322,550)		9,822	(312,728)
Balance at Sep. 30, 2025	$ 258,665,461	$ 6,500	$ 330,001,315	$ 2,635,884	$ (3,642,083)	$ 21,464,240	$ 9,285,261	$ (28,483,648)	$ (72,371,268)	$ (70,038)	$ (160,702)	$ 29,663,469	$ 288,328,930